BASIS OF PRESENTATION (Details 2) (USD $)	3 Months Ended	4 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013
Other Income:
Gain on extinguishment of debt	$ 4,383,000
Other income	(4,229,000)	49,000	(8,344,000)	(1,415,000)
8.75% Senior Fixed Rate Notes due 2019
Other Income:
Interest rate of debt (as a percent)	8.75%
Gain on extinguishment of debt	4,383,000
Other expense
Other Income:
Other expense	$ 154,000	$ 49,000	$ 42,000